Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]

Notes Payable Table 1:

	June 30,	December 31,
	2022	2021
Notes Payable	$4,937,466	$1,000,000
PPP Loan	460,406	460,406
	5,397,872	1,460,406
Less: Discounts	(1,620,263)	(411,568)
Notes payable - net of discounts	$3,777,609	$1,048,838

Current Portion, net of discounts	$3,777,609	$1,048,838
Long-term portion, net of discounts	$-	$-

Notes Payable Table 1:

	December 31, 2021	December 31, 2020
Notes Payable	$738,432	$1,196,366
PPP Loan	$460,406	$460,406
	$1,198,838	$1,656,772
Less: Discount	(150,000)	(756,795)
Notes payable - net of discount	$1,048,838	$899,977

Current Portion, net of discount	$1,048,838	$899,977
Long-term portion, net of discount	$-	$-